INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Inventories

	As of December 31,
	2014	2015

Raw materials	$1,805	$2,282
Finished goods	3,161	2,575

Inventories	$4,966	$4,857